UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              LSV Value Equity Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-FUND-LSV
                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                   (Unaudited)

JULY 31, 2004


LSV Value Equity Fund                  Shares     Market Value
                                                      (000)
-----------------------------------------------------------------
COMMON STOCK (99.3%)
AEROSPACE & DEFENSE (3.1%)
   Goodrich                             38,500    $      1,245
   Northrop Grumman                     79,100           4,161
   Textron                              61,000           3,739
                                                  ------------
                                                         9,145
                                                  ------------
AGRICULTURAL OPERATIONS (0.6%)
   Monsanto                             52,400           1,900
                                                  ------------
AIRCRAFT (0.5%)
   ExpressJet Holdings*                147,500           1,608
                                                  ------------
APPAREL/TEXTILES (0.4%)
   VF                                   25,200           1,260
                                                  ------------
AUTOMOTIVE (3.5%)
   Autoliv                              70,000           2,946
   Delphi                               99,100             943
   Ford Motor                          320,700           4,721
   General Motors                       40,900           1,764
                                                  ------------
                                                        10,374
                                                  ------------
BANKS (16.2%)
   AmSouth Bancorp                      53,600           1,315
   Astoria Financial                    63,900           2,183
   Bank of America                     123,100          10,465
   Bank of Hawaii                       25,800           1,159
   Comerica                             19,400           1,134
   Greenpoint Financial                 54,750           2,224
   Huntington Bancshares                90,100           2,204
   JPMorgan Chase                      216,276           8,074
   Keycorp                              65,800           1,986
   National City                        42,800           1,562
   Popular                              94,400           2,147
   Regions Financial                    39,013           1,158
   UnionBanCal                          52,800           3,065
   US Bancorp                           41,100           1,163
   Wachovia                            121,600           5,388
   Washington Mutual                    72,000           2,794
                                                  ------------
                                                        48,021
                                                  ------------
BUILDING & CONSTRUCTION (2.1%)
   Eagle Materials                         806              53
   Eagle Materials, Cl B                 2,712             176
   KB Home                              22,200           1,422
   Lafarge North America                23,700             993
   Masco                                76,500           2,313
   Pulte Homes                          21,500           1,175
                                                  ------------
                                                         6,132
                                                  ------------
CHEMICALS (2.5%)
   Cytec Industries                     32,000           1,491
   Eastman Chemical                     68,700           3,070
   FMC*                                 37,900           1,666
   Lubrizol                             35,700           1,236
                                                  ------------
                                                         7,463
                                                  ------------
COMMERCIAL SERVICES (0.9%)
   Brink's                              33,700           1,090
   Convergys*                          118,000           1,562
                                                  ------------
                                                         2,652
                                                  ------------
COMPUTERS & SERVICES (4.0%)
   Computer Sciences*                   23,400           1,106
   Hewlett-Packard                     290,000           5,843
   Maxtor*                             188,000             880
   NCR*                                 57,400           2,665
   ProQuest*                            28,200             705

LSV Value Equity Fund                  Shares     Market Value
                                                      (000)
-----------------------------------------------------------------
   Western Digital*                     84,900    $        595
                                                  ------------
                                                        11,794
                                                  ------------
CONSUMER DISCRETIONARY (0.7%)
   Energizer Holdings*                  56,600           2,156
                                                  ------------
ELECTRICAL SERVICES (5.8%)
   Centerpoint Energy                  198,500           2,304
   Constellation Energy Group           30,600           1,180
   Duquesne Light Holdings             109,000           2,068
   Edison International                140,100           3,755
   Exelon                               56,000           1,954
   Northeast Utilities                  66,800           1,249
   OGE Energy                           40,000             996
   PNM Resources                        56,200           1,171
   Sempra Energy                        66,500           2,377
                                                  ------------
                                                        17,054
                                                  ------------
ENTERTAINMENT (0.9%)
   Blockbuster, Cl A                   118,000           1,566
   Callaway Golf                       101,800           1,120
                                                  ------------
                                                         2,686
                                                  ------------
FINANCIAL SERVICES (8.8%)
   Bear Stearns                         38,300           3,195
   Capital One Financial                33,700           2,336
   Citigroup                           196,900           8,681
   Countrywide Financial                63,600           4,586
   Deluxe                               33,700           1,485
   Freddie Mac                          21,200           1,363
   Knight Trading Group*               150,100           1,277
   Morgan Stanley                       62,200           3,068
   Piper Jaffray*                          411              17
                                                  ------------
                                                        26,008
                                                  ------------
FOOD, BEVERAGE & TOBACCO (4.3%)
   Adolph Coors, Cl B                   16,300           1,121
   Altria Group                         62,800           2,989
   Corn Products International          47,900           2,066
   PepsiAmericas                        68,100           1,278
   Supervalu                            69,600           1,988
   Tyson Foods, Cl A                    84,100           1,603
   Universal                            33,300           1,606
                                                  ------------
                                                        12,651
                                                  ------------
GAS/NATURAL GAS (0.3%)
   Nicor                                26,700             884
                                                  ------------
HOTELS & LODGING (0.6%)
   Aztar*                               78,400           1,903
                                                  ------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.2%)
   Maytag                               80,400           1,648
   Whirlpool                            28,800           1,798
                                                  ------------
                                                         3,446
                                                  ------------
INSURANCE (10.3%)
   Allstate                            103,900           4,892
   American Financial Group             87,400           2,595
   AmerUs Group                         36,600           1,409
   Cigna                                26,900           1,668
   Humana*                             100,500           1,820
   Lincoln National                     81,500           3,561
   Loews                                24,700           1,399
   MBIA                                 17,500             945
   Metlife                              49,200           1,755
   Old Republic International           47,700           1,111
   Principal Financial Group*          102,100           3,470
   Prudential Financial                 32,100           1,494

SCHEDULE OF INVESTMENTS                   (Unaudited)

JULY 31, 2004


LSV Value Equity Fund                  Shares     Market Value
                                                      (000)
-----------------------------------------------------------------
   St Paul Travelers                    52,700    $      1,954
   Stancorp Financial Group             16,400           1,153
   Torchmark                            25,300           1,323
                                                  ------------
                                                        30,549
                                                  ------------
LABORATORY EQUIPMENT (0.4%)
   PerkinElmer                          61,100           1,074
                                                  ------------
LEASING & RENTING (0.5%)
   Ryder System                         35,700           1,531
                                                  ------------
LUMBER & WOOD PRODUCTS (1.1%)
   Georgia-Pacific                      94,200           3,165
                                                  ------------
MACHINERY (2.7%)
   Briggs & Stratton                    16,900           1,411
   Cummins                              36,400           2,527
   Johnson Controls                     26,400           1,490
   Stanley Works                        49,400           2,095
   Tecumseh Products, Cl A               8,600             351
                                                  ------------
                                                         7,874
                                                  ------------
OPTICAL SUPPLIES (0.8%)
   Bausch & Lomb                        35,800           2,205
                                                  ------------
PETROLEUM & FUEL PRODUCTS (11.6%)
   Amerada Hess                         36,900           3,076
   Anadarko Petroleum                   20,500           1,226
   ChevronTexaco                        96,000           9,182
   ConocoPhillips                       78,200           6,160
   Exxon Mobil                          47,600           2,204
   Marathon Oil                        101,600           3,827
   Occidental Petroleum                 91,200           4,493
   Stone Energy*                        27,700           1,253
   Sunoco                               42,500           2,897
                                                  ------------
                                                        34,318
                                                  ------------
PHARMACEUTICALS (1.3%)
   Alpharma, Cl A                       54,700             899
   Bristol-Myers Squibb                 62,600           1,434
   King Pharmaceuticals*               120,400           1,359
                                                  ------------
                                                         3,692
                                                  ------------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (1.3%)
   Eastman Kodak                       142,500           3,775
                                                  ------------
PRINTING & PUBLISHING (0.4%)
   American Greetings, Cl A*            51,700           1,206
                                                  ------------
RAILROADS (1.3%)
   Burlington Northern Santa Fe         77,800           2,761
   Union Pacific                        17,400             980
                                                  ------------
                                                         3,741
                                                  ------------
RETAIL (5.2%)
   Albertson's                         107,600           2,624
   Barnes & Noble*                      49,300           1,695
   BJ's Wholesale Club*                 49,800           1,161
   Darden Restaurants                   53,900           1,150
   Federated Department Stores          85,700           4,107
   Jack in the Box*                     50,800           1,621
   Papa John's International*           39,100           1,187
   Safeway*                             44,400             938
   Sears Roebuck                        25,500             935
                                                  ------------
                                                        15,418
                                                  ------------
SPECIALTY CHEMICALS (0.4%)
   Sherwin-Williams                     31,800           1,284
                                                  ------------
STEEL & STEEL WORKS (0.4%)
   Steel Dynamics                       40,100           1,313
                                                  ------------

                                    Shares/ Face
LSV Value Equity Fund                  Amount      Market Value
                                        (000)          (000)
-----------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (5.2%)
   BellSouth                           207,800    $      5,629
   SBC Communications                   80,400           2,038
   Sprint-FON Group                    195,700           3,656
   Verizon Communications              101,200           3,900
                                                  ------------
                                                        15,223
                                                  ------------
TOTAL COMMON STOCK
   (Cost $248,760)                                     293,505
                                                  ------------
WARRANTS (0.0%)
   Washington Mutual(A)*                25,900               3
                                                  ------------
TOTAL WARRANTS
   (Cost $0)                                                 3
                                                  ------------
REPURCHASE AGREEMENT (0.6%)
  Morgan Stanley 1.000%, dated
    07/30/04, to be repurchased on
    08/02/03, repurchase price
    $1,720,143 (collateralized by
    U.S. Government obligations,
    total market value $1,754,413)
                                        $1,720           1,720
                                                  ------------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,720)                                         1,720
                                                  ------------
TOTAL INVESTMENTS (99.9%)
   (Cost $250,480)                                $    295,228
                                                  ============
     Percentages are based on Net Assets of $295,622,441.
*    Non-income producing security
(A) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
Cl -- Class

At July 31, 2004, the tax basis cost of the Fund's investments was $250,480, and the unrealized appreciation and depreciation were $54,260 and $(9,512), respectively.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




                                                                 LSV-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.


ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 09/20/04

By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 09/20/04
*   Print the name and title of each signing officer under his or her signature.